                      METROPOLITAN LIFE INSURANCE COMPANY
                 NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                 PROSPECTUS DATED MAY 1, 1988 (AS SUPPLEMENTED)


This supplement updates certain information contained in your last prospectus dated May 1, 1988 and subsequent supplements. You should read and retain this supplement.


We currently are not offering any new Contracts. However, Contract Owners of existing flexible purchase payment variable annuity contracts may continue to make purchase payments.


The current investment options available under your Contract include 1 Fixed Account option and the 5 Eligible Funds listed below:

BRIGHTHOUSE FUNDS TRUST II -- CLASS B
     BlackRock Bond Income Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Ultra-Short Term Bond Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
     MFS(R) Value Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FEE TABLE


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds may be obtained by calling 1-800-777-5897.


FEES AND EXPENSES FOR YEAR ENDED DECEMBER 31, 2016


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                     MINIMUM     MAXIMUM
                                                                                    ---------   --------
Total Annual Eligible Fund Operating Expenses....................................
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................    0.62%       0.97%

ELIGIBLE FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.


                                                DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                   AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                   MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 -- CLASS B
 BlackRock Bond Income
  Portfolio......................    0.33%         0.25%        0.04%        --        0.62%       --              0.62%
 BlackRock Capital
  Appreciation Portfolio.........    0.70%         0.25%        0.02%        --        0.97%     0.09%             0.88%
 BlackRock Ultra-Short
  Term Bond Portfolio............    0.35%         0.25%        0.03%        --        0.63%     0.02%             0.61%
 Brighthouse/Wellington
  Core Equity
  Opportunities Portfolio........    0.70%         0.25%        0.02%        --        0.97%     0.11%             0.86%
 MFS(R) Value Portfolio..........    0.70%         0.25%        0.02%        --        0.97%     0.14%             0.83%

The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


INVESTMENTS OF THE ACCOUNT - ELIGIBLE FUNDS


ELIGIBLE FUND                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
----------------------------------   -------------------------------------   ---------------------------------
BRIGHTHOUSE FUNDS TRUST II --
 CLASS B
 BlackRock Bond Income               Seeks a competitive total return        Brighthouse Investment Advisers,
  Portfolio                          primarily from investing in             LLC
                                     fixed-income securities.                Subadviser: BlackRock Advisors,
                                                                             LLC
 BlackRock Capital Appreciation      Seeks long-term growth of capital.      Brighthouse Investment Advisers,
  Portfolio                                                                  LLC
                                                                             Subadviser: BlackRock Advisors,
                                                                             LLC
 BlackRock Ultra-Short Term          Seeks a high level of current           Brighthouse Investment Advisers,
  Bond Portfolio                     income consistent with preservation     LLC
                                     of capital.                             Subadviser: BlackRock Advisors,
                                                                             LLC
 Brighthouse/Wellington Core         Seeks to provide a growing stream       Brighthouse Investment Advisers,
  Equity Opportunities Portfolio     of income over time and,                LLC
                                     secondarily, long-term capital          Subadviser: Wellington
                                     appreciation and current income.        Management Company LLP

ELIGIBLE FUND               INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
-------------------------   -----------------------------   ---------------------------------
 MFS(R) Value Portfolio     Seeks capital appreciation.     Brighthouse Investment Advisers,
                                                            LLC
                                                            Subadviser: Massachusetts
                                                            Financial Services Company

ELIGIBLE FUND AND TRUST NAME CHANGES


Met/Wellington Core Equity Opportunities Portfolio was renamed
Brighthouse/Wellington Core Equity Opportunities Portfolio. Metropolitan Series Fund was renamed Brighthouse Funds Trust II.


REVENUE SHARING


We have modified the subsection CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS to read as follows:


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS. An investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this prospectus, our affiliate. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Eligible Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the prospectuses for the Eligible Funds for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


As of the date of this prospectus, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "Fee Table -- Eligible Fund Fees and Expenses" for information on the management fees paid by the Eligible Funds and the Statements of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc.

("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, Inc., and it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.


MARKET TIMING


RESTRICTIONS ON TRANSFERS


We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


ANNUITY PAYMENTS


You can choose the month and year in which annuity payments begin. We call that date the Maturity Date. Your Maturity Date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Maturity Date.


DISTRIBUTION OF CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 200 Park Avenue, New York, New York 10166.

FINANCIAL STATEMENTS


The financial statements for each of the Sub-Acccounts of the Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.










































        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


Distributor:                                           (800) 848-3854
MetLife Investors Distribution Company